Subsidiary Guarantors of Senior Notes due 2024 - Additional Information (Detail)	6 Months Ended
Jun. 30, 2016
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Collective ownership percentage on guarantor subsidiaries	100.00%